Quarterly Holdings Report
for
Fidelity® Balanced K6 Fund
November 30, 2021
BAL-K6-NPRT1-0122
1.9893900.102
Common Stocks - 69.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Entertainment - 1.1%
Activision Blizzard, Inc.	26,218	1,536,375
Electronic Arts, Inc.	3,046	378,374
Netflix, Inc. (a)	8,484	5,445,880
Sea Ltd. ADR (a)	779	224,407
The Walt Disney Co. (a)	36,354	5,267,695
		12,852,731
Interactive Media & Services - 5.2%
Alphabet, Inc.:
Class A (a)	6,635	18,829,798
Class C (a)	6,340	18,062,914
Meta Platforms, Inc. Class A (a)	53,309	17,296,638
Snap, Inc. Class A (a)	14,397	685,441
Tencent Holdings Ltd.	4,902	285,880
Tongdao Liepin Group (a)	262,947	515,239
Twitter, Inc. (a)	16,699	733,754
Vimeo, Inc.	724	13,980
Z Holdings Corp.	29,500	195,243
Zoominfo Technologies, Inc. (a)	21,888	1,350,490
		57,969,377
Media - 0.4%
Comcast Corp. Class A	72,630	3,630,047
Liberty Media Corp. Liberty Media Class A (a)	3,314	190,920
ViacomCBS, Inc. Class B	12,876	398,512
		4,219,479
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	41,781	4,546,191
TOTAL COMMUNICATION SERVICES		79,587,778
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.1%
Adient PLC (a)	16,743	710,740
Automobiles - 1.3%
Ferrari NV	3,131	815,500
Tesla, Inc. (a)	11,522	13,189,925
		14,005,425
Distributors - 0.1%
LKQ Corp.	29,097	1,626,522
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A	2,927	505,025
Booking Holdings, Inc. (a)	1,448	3,043,479
Caesars Entertainment, Inc. (a)	12,511	1,126,866
Churchill Downs, Inc.	6,771	1,518,194
Compass Group PLC (a)	67,011	1,307,241
Las Vegas Sands Corp. (a)	27,248	970,574
MakeMyTrip Ltd. (a)	7,293	177,585
Marriott International, Inc. Class A (a)	21,009	3,100,088
McDonald's Corp.	8,454	2,067,848
Sweetgreen, Inc. Class A	1,200	45,816
		13,862,716
Household Durables - 0.5%
GoPro, Inc. Class A (a)	65,461	654,610
Leggett & Platt, Inc.	21,543	870,122
Lennar Corp. Class A	25,274	2,655,034
Mohawk Industries, Inc. (a)	4,762	799,397
Tempur Sealy International, Inc.	21,424	917,804
		5,896,967
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. (a)	9,011	31,602,208
Cazoo Group Ltd. (b)	5,700	46,170
Chewy, Inc. (a)(c)	3,439	234,746
Deliveroo PLC Class A (a)(d)	32,338	128,637
eBay, Inc.	34,252	2,310,640
Farfetch Ltd. Class A (a)	18,227	627,191
Global-e Online Ltd.	5,572	370,204
Porch Group, Inc. Class A (a)	72,471	1,524,790
		36,844,586
Multiline Retail - 0.3%
Dollar General Corp.	1,476	326,639
Dollar Tree, Inc. (a)	16,908	2,262,798
Nordstrom, Inc. (a)	24,102	510,239
Ollie's Bargain Outlet Holdings, Inc. (a)	5,489	339,714
		3,439,390
Specialty Retail - 1.7%
Auto1 Group SE (d)	27,365	769,659
Burlington Stores, Inc. (a)	2,774	813,143
Industria de Diseno Textil SA	45,477	1,436,892
Lowe's Companies, Inc.	32,736	8,006,898
The Home Depot, Inc.	12,453	4,988,796
TJX Companies, Inc.	43,664	3,030,282
		19,045,670
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (a)	3,255	192,761
LVMH Moet Hennessy Louis Vuitton SE	859	668,880
NIKE, Inc. Class B	12,955	2,192,504
PVH Corp.	7,873	840,679
Tapestry, Inc.	44,800	1,797,376
		5,692,200
TOTAL CONSUMER DISCRETIONARY		101,124,216
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Boston Beer Co., Inc. Class A (a)	107	48,275
Constellation Brands, Inc. Class A (sub. vtg.)	9,802	2,208,685
Duckhorn Portfolio, Inc.	8,646	166,090
Keurig Dr. Pepper, Inc.	19,611	666,578
Monster Beverage Corp. (a)	20,903	1,751,253
PepsiCo, Inc.	31,232	4,990,249
Pernod Ricard SA	3,203	735,586
The Coca-Cola Co.	92,727	4,863,531
		15,430,247
Food & Staples Retailing - 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	17,100	1,131,165
Cake Box Holdings PLC	10,300	52,054
Costco Wholesale Corp.	10,870	5,863,061
Grocery Outlet Holding Corp. (a)	5,111	148,015
Shop Apotheke Europe NV (a)(d)	1,037	188,758
U.S. Foods Holding Corp. (a)	42,977	1,350,337
Walgreens Boots Alliance, Inc.	19,620	878,976
Walmart, Inc.	32,116	4,516,473
Zur Rose Group AG (a)	740	281,314
		14,410,153
Food Products - 0.4%
Bunge Ltd.	2,758	238,760
Darling Ingredients, Inc. (a)	4,985	336,587
Freshpet, Inc. (a)	1,590	171,752
Hotel Chocolat Group Ltd. (a)	5,058	33,904
McCormick & Co., Inc. (non-vtg.)	8,282	710,761
Mondelez International, Inc.	42,633	2,512,789
Sovos Brands, Inc.	6,463	99,724
		4,104,277
Household Products - 0.7%
Procter & Gamble Co.	56,582	8,180,626
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	5,788	1,922,021
Olaplex Holdings, Inc.	2,952	79,556
The Honest Co., Inc.	4,524	38,635
		2,040,212
Tobacco - 0.1%
Altria Group, Inc.	29,505	1,258,093
TOTAL CONSUMER STAPLES		45,423,608
ENERGY - 2.2%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	9,396	219,303
Championx Corp. (a)	2,430	49,596
Halliburton Co.	55,900	1,206,881
Liberty Oilfield Services, Inc. Class A (a)	21,490	197,708
Oceaneering International, Inc. (a)	20,500	219,145
Schlumberger Ltd.	12,286	352,362
Weatherford International PLC (a)	7,349	211,284
		2,456,279
Oil, Gas & Consumable Fuels - 2.0%
Africa Oil Corp. (a)	273,973	390,333
Antero Resources Corp. (a)	16,080	282,365
Canadian Natural Resources Ltd.	49,459	2,022,575
ConocoPhillips Co.	7,015	491,962
Exxon Mobil Corp.	131,671	7,879,193
Genesis Energy LP	71,651	722,959
Harbour Energy PLC (a)	55,450	289,968
Headwater Exploration, Inc. (a)	17,769	63,428
Hess Corp.	23,906	1,781,475
Imperial Oil Ltd.	14,859	491,210
Kosmos Energy Ltd. (a)	40,962	149,921
MEG Energy Corp. (a)	180,152	1,466,657
Murphy Oil Corp.	20,358	541,116
Phillips 66 Co.	20,439	1,413,766
Reliance Industries Ltd. (a)	1,335	42,759
Reliance Industries Ltd.	40,589	1,300,037
Reliance Industries Ltd. sponsored GDR (d)	12,423	793,830
Tourmaline Oil Corp.	23,310	775,692
Valero Energy Corp.	12,664	847,728
		21,746,974
TOTAL ENERGY		24,203,253
FINANCIALS - 7.9%
Banks - 3.3%
Bank of America Corp.	205,021	9,117,284
Citizens Financial Group, Inc.	32,635	1,542,656
Comerica, Inc.	9,870	814,571
EFG Eurobank Ergasias SA (a)	616,271	614,344
First Horizon National Corp.	20,262	326,826
JPMorgan Chase & Co.	28,947	4,597,652
M&T Bank Corp.	10,545	1,546,002
Piraeus Financial Holdings SA (a)	137,361	198,777
PNC Financial Services Group, Inc.	19,685	3,877,945
Signature Bank	2,290	692,267
Societe Generale Series A	28,105	874,552
Standard Chartered PLC (United Kingdom)	64,928	359,393
Starling Bank Ltd. Series D (a)(b)(e)	182,820	314,710
SVB Financial Group (a)	2,212	1,531,434
UniCredit SpA	46,541	561,927
Wells Fargo & Co.	214,056	10,227,596
		37,197,936
Capital Markets - 2.1%
Bank of New York Mellon Corp.	108,944	5,969,042
BlackRock, Inc. Class A	4,296	3,886,205
Cboe Global Markets, Inc.	7,180	925,789
CME Group, Inc.	6,430	1,417,944
Goldman Sachs Group, Inc.	3,952	1,505,672
Intercontinental Exchange, Inc.	25,191	3,292,968
Morgan Stanley	37,127	3,520,382
State Street Corp.	19,806	1,762,140
StepStone Group, Inc. Class A	18,593	769,192
Virtu Financial, Inc. Class A	10,464	294,876
		23,344,210
Consumer Finance - 0.9%
American Express Co.	19,008	2,894,918
Capital One Financial Corp.	31,460	4,421,074
OneMain Holdings, Inc.	41,588	2,070,667
Shriram Transport Finance Co. Ltd.	11,524	215,856
		9,602,515
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.:
Class A (a)	1	416,876
Class B (a)	12,149	3,361,507
Local Bounti Corp. (b)	21,899	129,489
WeWork, Inc. (a)	9,812	85,266
		3,993,138
Insurance - 1.2%
AIA Group Ltd.	20,774	218,697
Arthur J. Gallagher & Co.	12,265	1,997,969
Hartford Financial Services Group, Inc.	38,371	2,536,323
Marsh & McLennan Companies, Inc.	15,638	2,564,945
Prudential PLC (a)	11,130	188,000
The Travelers Companies, Inc.	42,459	6,239,350
		13,745,284
TOTAL FINANCIALS		87,883,083
HEALTH CARE - 8.9%
Biotechnology - 0.8%
Amgen, Inc.	10,210	2,030,565
Argenx SE ADR (a)	2,528	705,843
Ascendis Pharma A/S sponsored ADR (a)	6	822
Blueprint Medicines Corp. (a)	4,806	462,337
Horizon Therapeutics PLC (a)	30,502	3,164,888
Regeneron Pharmaceuticals, Inc. (a)	4,717	3,002,512
		9,366,967
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	59,317	7,460,299
Boston Scientific Corp. (a)	117,633	4,478,288
DexCom, Inc. (a)	3,787	2,130,528
Envista Holdings Corp. (a)	37,187	1,442,856
Intuitive Surgical, Inc. (a)	13,528	4,387,672
ResMed, Inc.	5,106	1,301,264
Siemens Healthineers AG (d)	33,331	2,431,340
Stryker Corp.	22,831	5,402,500
		29,034,747
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	21,719	2,513,974
Guardant Health, Inc. (a)	2,469	259,541
HCA Holdings, Inc.	16,488	3,719,528
Humana, Inc.	7,832	3,287,169
Option Care Health, Inc. (a)	55,374	1,401,516
Surgery Partners, Inc. (a)	57,342	2,543,691
Synlab AG	19,076	488,930
UnitedHealth Group, Inc.	27,039	12,011,265
		26,225,614
Health Care Technology - 0.1%
Health Catalyst, Inc. (a)	20,426	886,284
Life Sciences Tools & Services - 1.0%
Avantor, Inc. (a)	33,324	1,315,632
Thermo Fisher Scientific, Inc.	15,580	9,859,491
		11,175,123
Pharmaceuticals - 2.0%
AstraZeneca PLC sponsored ADR	22,579	1,238,007
Bristol-Myers Squibb Co.	74,889	4,016,297
Eli Lilly & Co.	24,713	6,129,813
Roche Holding AG (participation certificate)	5,119	1,998,511
Royalty Pharma PLC	58,264	2,317,159
UCB SA	16,250	1,771,776
Zoetis, Inc. Class A	21,994	4,883,548
		22,355,111
TOTAL HEALTH CARE		99,043,846
INDUSTRIALS - 6.6%
Aerospace & Defense - 2.0%
General Dynamics Corp.	17,337	3,276,173
Lockheed Martin Corp.	11,102	3,700,519
Northrop Grumman Corp.	10,404	3,628,915
Raytheon Technologies Corp.	60,854	4,924,306
Space Exploration Technologies Corp. Class A (a)(b)(e)	200	83,998
The Boeing Co. (a)	34,313	6,788,827
		22,402,738
Air Freight & Logistics - 0.3%
FedEx Corp.	9,150	2,107,886
United Parcel Service, Inc. Class B	8,603	1,706,577
		3,814,463
Airlines - 0.0%
Spirit Airlines, Inc. (a)	20,111	420,521
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	12,197	295,533
Commercial Services & Supplies - 0.1%
CoreCivic, Inc. (a)	69,836	752,134
Construction & Engineering - 0.2%
AECOM (a)	31,886	2,198,221
API Group Corp. (a)	14,715	343,007
		2,541,228
Electrical Equipment - 1.0%
Array Technologies, Inc. (a)	65,197	1,174,524
ESS Tech, Inc. (b)	8,387	127,084
Fluence Energy, Inc.	15,656	496,139
FTC Solar, Inc.	20,957	179,392
Sensata Technologies, Inc. PLC (a)	62,452	3,478,576
Shoals Technologies Group, Inc.	14,782	415,374
Sunrun, Inc. (a)(c)	109,235	5,029,179
		10,900,268
Industrial Conglomerates - 0.7%
3M Co.	6,318	1,074,313
General Electric Co.	42,878	4,072,981
Hitachi Ltd.	32,732	1,917,381
Honeywell International, Inc.	4,018	812,600
		7,877,275
Machinery - 0.5%
Allison Transmission Holdings, Inc.	78,335	2,709,608
Caterpillar, Inc.	15,377	2,973,143
Flowserve Corp.	8,902	266,882
		5,949,633
Marine - 0.2%
Genco Shipping & Trading Ltd.	29,410	453,208
Golden Ocean Group Ltd.	27,084	254,860
Star Bulk Carriers Corp. (c)	61,653	1,295,330
		2,003,398
Professional Services - 0.9%
Clarivate Analytics PLC (a)	133,256	3,110,195
Dun & Bradstreet Holdings, Inc. (a)	39,213	745,047
Equifax, Inc.	1,645	458,379
Nielsen Holdings PLC	274,990	5,268,808
Otonomo Technologies Ltd. (a)	11,034	43,584
Renrui Human Resources Technology Holdings Ltd.	14,584	15,691
		9,641,704
Road & Rail - 0.7%
CSX Corp.	9,380	325,111
Lyft, Inc. (a)	28,654	1,163,639
Norfolk Southern Corp.	9,435	2,502,822
Uber Technologies, Inc. (a)	72,317	2,748,046
Union Pacific Corp.	3,149	742,030
		7,481,648
TOTAL INDUSTRIALS		74,080,543
INFORMATION TECHNOLOGY - 18.0%
Electronic Equipment & Components - 1.2%
Flex Ltd. (a)	223,073	3,814,548
Insight Enterprises, Inc. (a)	5,588	551,089
Jabil, Inc.	152,832	8,934,559
		13,300,196
IT Services - 1.8%
Cognizant Technology Solutions Corp. Class A	15,382	1,199,488
Fidelity National Information Services, Inc.	5,432	567,644
Global Payments, Inc.	5,199	618,889
MasterCard, Inc. Class A	19,587	6,168,338
MongoDB, Inc. Class A (a)	968	482,161
Payoneer Global, Inc.	14,702	113,941
PayPal Holdings, Inc. (a)	20,100	3,716,289
Shift4 Payments, Inc. (a)	2,118	110,178
TaskUs, Inc.	4,736	210,989
Thoughtworks Holding, Inc.	17,562	461,529
Twilio, Inc. Class A (a)	2,495	713,944
Visa, Inc. Class A	31,265	6,058,219
Wix.com Ltd. (a)	987	150,814
		20,572,423
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Micro Devices, Inc. (a)	2,003	317,215
Applied Materials, Inc.	14,946	2,199,902
indie Semiconductor, Inc. (c)	10,580	145,263
Lam Research Corp.	1,356	921,877
Marvell Technology, Inc.	20,269	1,442,545
Microchip Technology, Inc.	33,774	2,817,765
Micron Technology, Inc.	19,920	1,673,280
NVIDIA Corp.	49,550	16,190,958
NXP Semiconductors NV	14,983	3,346,603
ON Semiconductor Corp. (a)	61,656	3,787,528
Renesas Electronics Corp. (a)	53,472	671,893
Semtech Corp. (a)	4,641	397,594
Teradyne, Inc.	3,066	468,699
Universal Display Corp.	886	126,742
Xilinx, Inc.	5,129	1,171,720
		35,679,584
Software - 7.6%
Adobe, Inc. (a)	9,869	6,610,750
Anaplan, Inc. (a)	9,168	392,482
Autodesk, Inc. (a)	4,126	1,048,788
Avalara, Inc. (a)	1,633	228,097
AvidXchange Holdings, Inc.	7,002	149,563
Braze, Inc.	1,000	76,200
CCC Intelligent Solutions Holdings, Inc. (b)	3,671	47,172
Ceridian HCM Holding, Inc. (a)	884	96,710
Cognyte Software Ltd.	46,507	947,348
Confluent, Inc.	1,595	124,442
Ebix, Inc.	2,759	84,315
Elastic NV (a)	1,199	186,397
Epic Games, Inc. (a)(b)(e)	182	131,024
Everbridge, Inc. (a)	4,623	524,341
GitLab, Inc.	2,683	259,017
HubSpot, Inc. (a)	158	127,492
Intuit, Inc.	5,137	3,350,865
Lightspeed Commerce, Inc. (a)	6,358	321,015
LivePerson, Inc. (a)	16,653	643,805
Mandiant, Inc. (a)	12,795	217,131
Microsoft Corp.	165,166	54,602,221
Momentive Global, Inc. (a)	100,228	2,047,658
Qualtrics International, Inc.	14,847	480,449
Rimini Street, Inc. (a)	66,781	441,422
Salesforce.com, Inc. (a)	27,124	7,729,255
ServiceNow, Inc. (a)	2,507	1,623,784
Stripe, Inc. Class B (a)(b)(e)	1,800	72,225
Telos Corp.	8,248	129,906
UiPath, Inc. Class A (a)(c)	6,138	296,159
Workday, Inc. Class A (a)	6,663	1,827,194
Yext, Inc. (a)	74,136	716,154
		85,533,381
Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	274,957	45,450,392
HP, Inc.	28,195	994,720
Western Digital Corp. (a)	7,918	457,977
		46,903,089
TOTAL INFORMATION TECHNOLOGY		201,988,673
MATERIALS - 2.0%
Chemicals - 1.2%
Air Products & Chemicals, Inc.	5,005	1,438,637
Albemarle Corp. U.S.	4,168	1,110,730
CF Industries Holdings, Inc.	21,668	1,312,864
DuPont de Nemours, Inc.	11,848	876,278
Ecolab, Inc.	4,609	1,020,755
International Flavors & Fragrances, Inc.	5,708	811,506
Linde PLC	7,460	2,373,324
LyondellBasell Industries NV Class A	5,043	439,397
Olin Corp.	39,293	2,135,575
Sherwin-Williams Co.	2,811	931,116
Valvoline, Inc.	28,067	956,243
		13,406,425
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	3,091	1,247,249
Summit Materials, Inc. (a)	27,010	1,007,473
Vulcan Materials Co.	5,333	1,022,016
		3,276,738
Containers & Packaging - 0.1%
Crown Holdings, Inc.	11,080	1,172,264
Metals & Mining - 0.4%
First Quantum Minerals Ltd.	58,049	1,237,367
Freeport-McMoRan, Inc.	60,993	2,261,620
Newmont Corp.	15,302	840,386
Reliance Steel & Aluminum Co.	3,689	548,296
		4,887,669
TOTAL MATERIALS		22,743,096
REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	5,456	1,091,582
American Tower Corp.	13,828	3,629,573
Corporate Office Properties Trust (SBI)	8,172	209,694
CubeSmart	27,900	1,504,368
Digital Realty Trust, Inc.	3,396	569,645
Douglas Emmett, Inc.	11,020	361,125
Equinix, Inc.	632	513,310
Equity Lifestyle Properties, Inc.	16,364	1,330,393
Invitation Homes, Inc.	33,307	1,346,935
Kilroy Realty Corp.	7,555	487,524
Lexington Corporate Properties Trust	49,013	737,646
Mid-America Apartment Communities, Inc.	9,417	1,942,256
Prologis (REIT), Inc.	20,546	3,097,310
Simon Property Group, Inc.	4,362	666,688
The GEO Group, Inc.	20,135	169,134
Ventas, Inc.	12,622	592,224
VICI Properties, Inc.	9,097	247,438
Welltower, Inc.	21,889	1,742,802
Weyerhaeuser Co.	7,926	298,097
		20,537,744
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	64,405	1,138,680
Jones Lang LaSalle, Inc. (a)	2,188	513,983
		1,652,663
TOTAL REAL ESTATE		22,190,407
UTILITIES - 1.7%
Electric Utilities - 1.2%
Edison International	21,021	1,372,251
Entergy Corp.	4,936	495,278
Evergy, Inc.	16,532	1,046,476
Exelon Corp.	43,266	2,281,416
FirstEnergy Corp.	31,662	1,192,391
NextEra Energy, Inc.	43,520	3,776,666
PG&E Corp. (a)	96,491	1,146,313
Southern Co.	28,761	1,757,297
		13,068,088
Independent Power and Renewable Electricity Producers - 0.1%
Sunnova Energy International, Inc. (a)	6,036	223,151
The AES Corp.	41,292	965,407
		1,188,558
Multi-Utilities - 0.4%
CenterPoint Energy, Inc.	33,347	864,021
Dominion Energy, Inc.	18,865	1,343,188
NiSource, Inc.	20,494	502,308
Public Service Enterprise Group, Inc.	10,428	651,646
Sempra Energy	11,040	1,323,365
		4,684,528
TOTAL UTILITIES		18,941,174
TOTAL COMMON STOCKS (Cost $617,512,853)		777,209,677

Preferred Stocks - 0.2%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Algolia SAS Series D (b)(e)	3,612	105,633

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(b)(e)	1,784	121,305
Series B2(b)(e)	1,176	79,963
		201,268
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (b)(e)	731	53,560

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (b)(e)	221	104,924

TOTAL INDUSTRIALS		359,752

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (b)(e)	6,103	148,425
Xsight Labs Ltd. Series D (b)(e)	6,632	53,029
		201,454
IT Services - 0.0%
ByteDance Ltd. Series E1 (b)(e)	1,863	243,159

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (b)(e)	18,600	62,529
GaN Systems, Inc.:
Series F1(b)(e)	2,171	18,410
Series F2(b)(e)	1,146	9,718
		90,657
Software - 0.1%
Databricks, Inc.:
Series G(b)(e)	148	32,627
Series H(b)(e)	858	189,148
Skyryse, Inc. Series B (b)(e)	7,300	180,164
Stripe, Inc. Series H (b)(e)	700	28,088
		430,027
TOTAL INFORMATION TECHNOLOGY		965,297

TOTAL CONVERTIBLE PREFERRED STOCKS		1,430,682
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE (Germany)	9,025	757,157

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (e)	4,021	217,134
Gupshup, Inc. (b)(e)	3,298	75,409
		292,543
TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,049,700
TOTAL PREFERRED STOCKS (Cost $2,269,004)		2,480,382

U.S. Treasury Obligations - 0.2%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 1/20/22 to 2/3/22 (g) (Cost $2,579,805)	2,580,000	2,579,794

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (b)(e)(h) (Cost $50,872)	50,872	50,872

Fixed-Income Funds - 25.0%
	Shares	Value ($)
Fidelity High Income Central Fund (i)	0	5
Fidelity Investment Grade Bond Central Fund (i)	2,441,897	279,646,082
TOTAL FIXED-INCOME FUNDS (Cost $279,631,915)		279,646,087

Money Market Funds - 5.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (j)	57,200,628	57,212,069
Fidelity Securities Lending Cash Central Fund 0.07% (j)(k)	1,836,554	1,836,738
TOTAL MONEY MARKET FUNDS (Cost $59,048,807)		59,048,807

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $961,093,256)	1,121,015,619
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,681,917)
NET ASSETS - 100.0%	1,119,333,702

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	208	Dec 2021	47,489,000	798,123	798,123

The notional amount of futures purchased as a percentage of Net Assets is 4.2%

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share
Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,508,835 or 0.2% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,312,224 or 0.4% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,579,794.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ABL Space Systems Series B	3/24/21	80,344
ABL Space Systems Series B2	10/22/21	79,963
Algolia SAS Series D	7/23/21	105,633
Astera Labs, Inc. Series C	8/24/21	62,529
Astranis Space Technologies Corp. Series C	3/19/21	133,783
Beta Technologies, Inc. Series A	4/09/21	53,560
ByteDance Ltd. Series E1	11/18/20	204,137
Cazoo Group Ltd.	3/28/21	57,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	36,710
Databricks, Inc. Series G	2/01/21	26,250
Databricks, Inc. Series H	8/31/21	189,148
Delhivery Private Ltd. Series H	5/20/21	107,875
Epic Games, Inc.	3/29/21	161,070
ESS Tech, Inc.	5/06/21	83,870
GaN Systems, Inc. Series F1	11/30/21	18,410
GaN Systems, Inc. Series F2	11/30/21	9,718
GaN Systems, Inc. 0%	11/30/21	50,872
Gupshup, Inc.	6/08/21	75,409
Local Bounti Corp.	6/17/21 - 11/04/21	218,990
Skyryse, Inc. Series B	10/21/21	180,164
Space Exploration Technologies Corp. Class A	2/16/21	83,998
Starling Bank Ltd. Series D	6/18/21	326,861
Stripe, Inc. Class B	5/18/21	72,231
Stripe, Inc. Series H	3/15/21	28,088
Xsight Labs Ltd. Series D	2/16/21	53,029

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	4,294,520	128,826,524	75,908,975	4,897	-	-	57,212,069	0.1%
Fidelity High Income Central Fund	5	-	-	-	-	-	5	0.0%
Fidelity Investment Grade Bond Central Fund	256,770,649	33,258,149	7,712,149	1,409,178	(254,058)	(2,416,509)	279,646,082	0.8%
Fidelity Securities Lending Cash Central Fund 0.07%	713,545	3,640,610	2,517,417	580	-	-	1,836,738	0.0%
Total	261,778,719	165,725,283	86,138,541	1,414,655	(254,058)	(2,416,509)	338,694,894

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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